Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000153990 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Growth Fund (Class R6/JIGTX)
Average Annual Return, Percent	21.29%	4.46%	9.04%
C000153989 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Growth Fund (Class R4/JIGIX)
Average Annual Return, Percent	21.02%	4.21%	8.77%
C000153988 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Growth Fund (Class R2/JHIGX)
Average Annual Return, Percent	20.72%	3.95%	8.50%
C000156262 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Growth Fund (Class NAV/JIGHX)
Average Annual Return, Percent	21.33%	4.47%	9.05%
C000003788 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Growth Fund (Class I/GOGIX)
Average Annual Return, Percent	21.18%	4.35%	8.92%
C000003787 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Growth Fund (Class C/GONCX)
Average Annual Return, Percent	18.96%	3.31%	7.84%
C000003785 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Growth Fund (Class A/GOIGX)
Average Annual Return, Percent	14.79%	2.98%	8.04%
C000003791 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Growth Fund (Class 1/GOIOX)
Average Annual Return, Percent	21.27%	4.42%	8.99%
C000043689 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Shareholder Yield Fund (Class A/JGYAX)
Average Annual Return, Percent	17.65%	10.36%	8.27%
C000043691 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Shareholder Yield Fund (Class C/JGYCX)
Average Annual Return, Percent	21.86%	10.65%	8.01%
C000043686 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Shareholder Yield Fund (Class I/JGYIX)
Average Annual Return, Percent	24.11%	11.77%	9.10%
C000113315 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Shareholder Yield Fund (Class R2/JGSRX)
Average Annual Return, Percent	23.64%	11.34%	8.68%
C000106446 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Shareholder Yield Fund (Class R6/JGRSX)
Average Annual Return, Percent	24.20%	11.88%	9.21%
C000104499 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Value Fund (Class R6/JDVWX)
Average Annual Return, Percent	19.61%	11.28%	11.74%
C000076627 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Value Fund (Class R5/JDVVX)
Average Annual Return, Percent	19.60%	11.23%	11.68%
C000076626 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Value Fund (Class R4/JDVFX)
Average Annual Return, Percent	19.35%	11.00%	11.46%
C000111293 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Value Fund (Class R2/JDVPX)
Average Annual Return, Percent	19.04%	10.72%	11.18%
C000078799 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Value Fund (Class NAV/JDVNX)
Average Annual Return, Percent	19.65%	11.29%	11.75%
C000069766 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Value Fund (Class I/JVLIX)
Average Annual Return, Percent	19.51%	11.16%	11.61%
C000069764 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Value Fund (Class C/JVLCX)
Average Annual Return, Percent	17.32%	10.05%	10.51%
C000069762 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Value Fund (Class A/JVLAX)
Average Annual Return, Percent	13.24%	9.75%	10.77%
C000088535 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Value Mid Cap Fund (Class A/JVMAX)
Average Annual Return, Percent	8.50%	7.13%	9.51%
C000105879 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Value Mid Cap Fund (Class C/JVMCX)
Average Annual Return, Percent	12.32%	7.42%	9.25%
C000088536 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Value Mid Cap Fund (Class I/JVMIX)
Average Annual Return, Percent	14.48%	8.51%	10.35%
C000113318 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Value Mid Cap Fund (Class R2/JVMSX)
Average Annual Return, Percent	14.07%	8.09%	9.92%
C000128515 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Value Mid Cap Fund (Class R4/JVMTX)
Average Annual Return, Percent	14.35%	8.36%	10.19%
C000106449 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Value Mid Cap Fund (Class R6/JVMRX)
Average Annual Return, Percent	14.64%	8.63%	10.47%
C000153996 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. Growth Fund (Class R6/JSGTX)
Average Annual Return, Percent	17.80%	12.50%	15.84%
C000153995 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. Growth Fund (Class R4/JHSGX)
Average Annual Return, Percent	17.52%	12.26%	15.58%
C000153994 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. Growth Fund (Class R2/JSGRX)
Average Annual Return, Percent	17.26%	11.94%	15.27%
C000107857 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. Growth Fund (Class NAV/JSGBX)
Average Annual Return, Percent	17.85%	12.51%	15.85%
C000107856 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. Growth Fund (Class I/JSGIX)
Average Annual Return, Percent	17.68%	12.38%	15.71%
C000145658 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. Growth Fund (Class C/JSGCX)
Average Annual Return, Percent	15.50%	11.26%	14.56%
C000107855 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. Growth Fund (Class A/JSGAX)
Average Annual Return, Percent	11.51%	10.96%	14.82%
Without Sales Load [Member] | C000003787 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Growth Fund (Class C/GONCX)—excluding sales charge
Average Annual Return, Percent	19.96%	3.31%	7.84%
Without Sales Load [Member] | C000003785 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Growth Fund (Class A/GOIGX)—excluding sales charge
Average Annual Return, Percent	20.82%	4.04%	8.59%
Without Sales Load [Member] | C000043689 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Shareholder Yield Fund (Class A/JGYAX)—excluding sales charge
Average Annual Return, Percent	23.86%	11.50%	8.83%
Without Sales Load [Member] | C000043691 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Shareholder Yield Fund (Class C/JGYCX)—excluding sales charge
Average Annual Return, Percent	22.86%	10.65%	8.01%
Without Sales Load [Member] | C000069764 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Value Fund (Class C/JVLCX)—excluding sales charge
Average Annual Return, Percent	18.32%	10.05%	10.51%
Without Sales Load [Member] | C000069762 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Value Fund (Class A/JVLAX)—excluding sales charge
Average Annual Return, Percent	19.22%	10.89%	11.34%
Without Sales Load [Member] | C000088535 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Value Mid Cap Fund (Class A/JVMAX)—excluding sales charge
Average Annual Return, Percent	14.19%	8.23%	10.07%
Without Sales Load [Member] | C000105879 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Value Mid Cap Fund (Class C/JVMCX)—excluding sales charge
Average Annual Return, Percent	13.32%	7.42%	9.25%
Without Sales Load [Member] | C000145658 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. Growth Fund (Class C/JSGCX)—excluding sales charge
Average Annual Return, Percent	16.50%	11.26%	14.56%
Without Sales Load [Member] | C000107855 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. Growth Fund (Class A/JSGAX)—excluding sales charge
Average Annual Return, Percent	17.38%	12.10%	15.41%
MSCI ACWI ex USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	24.91%	7.02%	8.38%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	18.90%	10.27%	11.80%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	17.74%	11.34%	13.97%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	18.09%	10.87%	13.72%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	21.27%	7.91%	8.38%
MSCI ACWI ex USA Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Growth Index
Average Annual Return, Percent	18.77%	3.26%	7.56%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	15.87%	9.43%	10.58%
Russell Midcap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index
Average Annual Return, Percent	17.62%	7.94%	9.75%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	18.81%	12.76%	16.83%